Schedule of Non-cash Stock Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 30,573	$ 40,343	$ 33,317
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	18,020	21,903	18,358
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 12,553	$ 18,440	$ 14,959